Credit Risk - Disclosure of Detailed Information of Interest Only Loan Maturity Analysis (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
carrying amount of interest-only loans	£ 40,654	£ 38,441
Term expired
Disclosure of credit risk exposure [line items]
carrying amount of interest-only loans	392	374
Within 2 years
Disclosure of credit risk exposure [line items]
carrying amount of interest-only loans	1,892	1,726
Between 2-5 years
Disclosure of credit risk exposure [line items]
carrying amount of interest-only loans	3,795	3,697
Between 5-15 years
Disclosure of credit risk exposure [line items]
carrying amount of interest-only loans	19,633	20,318
Greater than 15 years
Disclosure of credit risk exposure [line items]
carrying amount of interest-only loans	14,942	12,326
Weighted average LTV
Disclosure of credit risk exposure [line items]
carrying amount of interest-only loans	2,601	2,712
Weighted average LTV | Term expired
Disclosure of credit risk exposure [line items]
carrying amount of interest-only loans	13	13
Weighted average LTV | Within 2 years
Disclosure of credit risk exposure [line items]
carrying amount of interest-only loans	106	131
Weighted average LTV | Between 2-5 years
Disclosure of credit risk exposure [line items]
carrying amount of interest-only loans	112	154
Weighted average LTV | Between 5-15 years
Disclosure of credit risk exposure [line items]
carrying amount of interest-only loans	1,015	1,397
Weighted average LTV | Greater than 15 years
Disclosure of credit risk exposure [line items]
carrying amount of interest-only loans	£ 1,355	£ 1,017